Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
The following table presents certain information regarding compensation paid to our CEO and our non-CEO NEOs, and certain measures of financial performance, for the four fiscal years ended June 30, 2025. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K.
In this table, executive pay is presented in two ways: (1) total compensation as disclosed in the Summary Compensation Table (“SCT”) for the relevant year and (2) “compensation actually paid” for the same year. “Compensation actually paid,” calculated as required by SEC rules, reflects the adjustments to unvested and vested equity awards during the years shown in the table below, and does not reflect the actual amount of compensation earned by or paid to our CEO and our non-CEO NEOs during a relevant year. “Compensation actually paid” generally fluctuates due to increases or decreases in our stock price.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for non-CEO NEOs ($)(3)	Average Compensation Actually Paid to non-CEO NEOs ($)(2)	Company Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income/(Loss) (in thousands) ($)(6)	Adjusted Operating Income/(Loss) (in thousands) ($)(7)
2025	3,069,459	5,451,521(8)	1,344,893	1,519,008(8)	128.67	285.23	(29,462)	(31,442)
2024	4,097,287	6,022,997(9)	1,333,387	1,855,787(9)	94.57	197.52	(24,976)	(29,562)
2023	2,401,993	2,020,843(10)	842,893	783,207(10)	56.10	151.54	(52,361)	(37,335)
2022	3,459,103	278,978(11)	1,147,962	329,134(11)	48.19	102.74	(63,900)	(68,894)

(1)	The amounts in this column are the amounts of total compensation reported for Mr. Hewitt for each corresponding year in the “Total” column of the Summary Compensation Table on page 36.
(2)
In calculating the “compensation actually paid” (“CAP”) amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with ASC718. The valuation assumptions used to calculate such fair values, such as assumed volatility and risk-free rate differ from those used at the time of grant due to the fluctuation in the stock price and the corresponding Monte Carlo Value simulations valued as of the corresponding dates in accordance with Item 402(v) of Regulation S-K. CAP for 2024, 2023 and 2022 was adjusted from amounts reported in previous years to correct a calculation error.

(3)
The amounts in this column represent the average amounts reported for our NEOs as a group (excluding Mr. Hewitt) in the “Total” column of the Summary Compensation Table in each applicable year. The names of our NEOs (excluding Mr. Hewitt) included for the purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Ms. Austin and Messrs. Cavanah, Montalbano, Payne, Rodgers and Updyke; (ii) for 2024, Messrs. Cavanah, Payne, Rodgers and Updyke; (iii) for 2023, Messrs. Cavanah, Payne, Rinehart, Rodgers and Updyke; (iv) for 2022, Messrs. Cavanah, Rinehart, Rodgers and Updyke.

(4)
Our Company TSR reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

(5)
Represents the weighted peer group TSR, weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is our fiscal 2023 Performance Peer Group, which included AECOM, Argan Inc., Babcock and Wilcox Enterprises Inc., Concrete Pumping Holdings Inc., Dycom Industries Inc., EMCOR Group Inc., Granite Construction Inc., Great Lakes Dredge and Dock Corporation, IES Holdings Inc., KBR Inc., Limbach Holdings Inc., MasTec Inc., Mistras Group Inc., MYR Group Inc., NWPX Infrastructure Inc., NPK International Inc., NV5 Global Inc., Orion Group Holdings Inc., Primoris Services Corporation, Quanta Services Inc., Sterling Infrastructure Inc. and Team Inc.

(6)	The amounts represent net income (loss) reflected in our audited GAAP financial statements for each applicable fiscal year.
(7)
Adjusted operating income is the performance measure from the tabular list of most important measures shown on page 50, which, in our assessment, represents for fiscal 2025 the most important performance measure used to link compensation actually paid to our CEO and non-CEO NEOs to our performance. Adjusted operating income is defined in “Compensation Discussion & Analysis” - “Key Elements of Executive Compensation” - Annual/Short-Term Incentive Compensation” and is a non-GAAP financial measure.

(8)
For fiscal 2025, the “compensation actually paid” to our CEO and the “average compensation actually paid” to our non-CEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal 2025, computed in accordance with Item 402(v) of Regulation S-K.

	CEO ($)	Average Non- CEO NEOs ($)
Total Compensation Reported in 2025 SCT	3,069,459	1,344,893
Less: Grant Date Fair Value of Stock Awards Reported in the 2025 SCT	(2,236,270)	(651,825)
Plus: Year-End Fair Value of Awards Granted in 2025 that are Outstanding and Unvested	3,030,053	496,345
Plus: Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested	1,584,345	287,975
Plus: Vesting Date Fair Value of Awards Granted in 2025 that Vested in 2025	—	109,891
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in 2025	3,934	29,778
Less: Prior Year-End Fair Value of Awards Forfeited in 2025	—	(98,049)
Total Adjustments	2,382,062	174,115
Compensation Actually Paid for Fiscal 2025	5,451,521	1,519,008

(9)
For fiscal year 2024, the “compensation actually paid” to our CEO and the “average compensation actually paid” to our non-CEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K.

	CEO ($)	Average Non- CEO NEOs ($)
Total Compensation Reported in 2024 SCT	4,097,287	1,333,387
Less: Grant Date Fair Value of Stock Awards Reported in the 2024 SCT	(3,264,777)	(860,535)
Plus: Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested	3,755,118	996,258
Plus: Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested	1,275,932	333,477
Plus: Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	—	—
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in 2024	159,437	53,200
Less: Prior Year-End Fair Value of Awards Forfeited in 2024	—	—
Total Adjustments	1,925,710	522,400
Compensation Actually Paid for Fiscal 2024	6,022,997	1,855,787

(10)
For fiscal year 2023, the “compensation actually paid” to our CEO and the “average compensation actually paid” to our non-CEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K.

	CEO ($)	Average Non- CEO NEOs ($)
Total Compensation Reported in 2023 SCT	2,401,993	842,893
Less: Grant Date Fair Value of Stock Awards Reported in the 2023 SCT	(1,565,141)	(327,025)
Plus: Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	1,251,585	271,532
Less: Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested	(108,735)	(8,994)
Plus: Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	—	—
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in 2023	41,141	12,179
Less: Prior Year-End Fair Value of Awards Forfeited in 2023	—	(7,378)
Total Adjustments	(381,150)	(59,686)
Compensation Actually Paid for Fiscal 2023	2,020,843	783,207

(11)
For fiscal year 2022, the “compensation actually paid” to our CEO and the “average compensation actually paid” to our non-CEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation S-K.

	CEO ($)	Average Non- CEO NEOs ($)
Total Compensation Reported in 2022 SCT	3,459,103	1,147,962
Less: Grant Date Fair Value of Stock Awards Reported in the 2022 SCT	(2,629,879)	(686,816)
Plus: Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	693,354	198,264
Less: Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested	(1,272,727)	(337,568)
Plus: Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	—
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in 2022	29,127	7,292
Less: Prior Year-End Fair Value of Awards Forfeited in 2022	—	—
Total Adjustments	(3,180,125)	(818,828)
Compensation Actually Paid for Fiscal 2022	278,978	329,134

Company Selected Measure Name	Adjusted operating income
Named Executive Officers, Footnote
(1)	The amounts in this column are the amounts of total compensation reported for Mr. Hewitt for each corresponding year in the “Total” column of the Summary Compensation Table on page 36.
(3)
The amounts in this column represent the average amounts reported for our NEOs as a group (excluding Mr. Hewitt) in the “Total” column of the Summary Compensation Table in each applicable year. The names of our NEOs (excluding Mr. Hewitt) included for the purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Ms. Austin and Messrs. Cavanah, Montalbano, Payne, Rodgers and Updyke; (ii) for 2024, Messrs. Cavanah, Payne, Rodgers and Updyke; (iii) for 2023, Messrs. Cavanah, Payne, Rinehart, Rodgers and Updyke; (iv) for 2022, Messrs. Cavanah, Rinehart, Rodgers and Updyke.

Peer Group Issuers, Footnote
(5)
Represents the weighted peer group TSR, weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is our fiscal 2023 Performance Peer Group, which included AECOM, Argan Inc., Babcock and Wilcox Enterprises Inc., Concrete Pumping Holdings Inc., Dycom Industries Inc., EMCOR Group Inc., Granite Construction Inc., Great Lakes Dredge and Dock Corporation, IES Holdings Inc., KBR Inc., Limbach Holdings Inc., MasTec Inc., Mistras Group Inc., MYR Group Inc., NWPX Infrastructure Inc., NPK International Inc., NV5 Global Inc., Orion Group Holdings Inc., Primoris Services Corporation, Quanta Services Inc., Sterling Infrastructure Inc. and Team Inc.

PEO Total Compensation Amount	$ 3,069,459	$ 4,097,287	$ 2,401,993	$ 3,459,103
PEO Actually Paid Compensation Amount	$ 5,451,521	6,022,997	2,020,843	278,978
Adjustment To PEO Compensation, Footnote
(8)
For fiscal 2025, the “compensation actually paid” to our CEO and the “average compensation actually paid” to our non-CEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal 2025, computed in accordance with Item 402(v) of Regulation S-K.

	CEO ($)	Average Non- CEO NEOs ($)
Total Compensation Reported in 2025 SCT	3,069,459	1,344,893
Less: Grant Date Fair Value of Stock Awards Reported in the 2025 SCT	(2,236,270)	(651,825)
Plus: Year-End Fair Value of Awards Granted in 2025 that are Outstanding and Unvested	3,030,053	496,345
Plus: Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested	1,584,345	287,975
Plus: Vesting Date Fair Value of Awards Granted in 2025 that Vested in 2025	—	109,891
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in 2025	3,934	29,778
Less: Prior Year-End Fair Value of Awards Forfeited in 2025	—	(98,049)
Total Adjustments	2,382,062	174,115
Compensation Actually Paid for Fiscal 2025	5,451,521	1,519,008

(9)
For fiscal year 2024, the “compensation actually paid” to our CEO and the “average compensation actually paid” to our non-CEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K.

	CEO ($)	Average Non- CEO NEOs ($)
Total Compensation Reported in 2024 SCT	4,097,287	1,333,387
Less: Grant Date Fair Value of Stock Awards Reported in the 2024 SCT	(3,264,777)	(860,535)
Plus: Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested	3,755,118	996,258
Plus: Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested	1,275,932	333,477
Plus: Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	—	—
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in 2024	159,437	53,200
Less: Prior Year-End Fair Value of Awards Forfeited in 2024	—	—
Total Adjustments	1,925,710	522,400
Compensation Actually Paid for Fiscal 2024	6,022,997	1,855,787

(10)
For fiscal year 2023, the “compensation actually paid” to our CEO and the “average compensation actually paid” to our non-CEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K.

	CEO ($)	Average Non- CEO NEOs ($)
Total Compensation Reported in 2023 SCT	2,401,993	842,893
Less: Grant Date Fair Value of Stock Awards Reported in the 2023 SCT	(1,565,141)	(327,025)
Plus: Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	1,251,585	271,532
Less: Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested	(108,735)	(8,994)
Plus: Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	—	—
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in 2023	41,141	12,179
Less: Prior Year-End Fair Value of Awards Forfeited in 2023	—	(7,378)
Total Adjustments	(381,150)	(59,686)
Compensation Actually Paid for Fiscal 2023	2,020,843	783,207

(11)
For fiscal year 2022, the “compensation actually paid” to our CEO and the “average compensation actually paid” to our non-CEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation S-K.

	CEO ($)	Average Non- CEO NEOs ($)
Total Compensation Reported in 2022 SCT	3,459,103	1,147,962
Less: Grant Date Fair Value of Stock Awards Reported in the 2022 SCT	(2,629,879)	(686,816)
Plus: Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	693,354	198,264
Less: Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested	(1,272,727)	(337,568)
Plus: Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	—
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in 2022	29,127	7,292
Less: Prior Year-End Fair Value of Awards Forfeited in 2022	—	—
Total Adjustments	(3,180,125)	(818,828)
Compensation Actually Paid for Fiscal 2022	278,978	329,134

Non-PEO NEO Average Total Compensation Amount	$ 1,344,893	1,333,387	842,893	1,147,962
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,519,008	1,855,787	783,207	329,134
Adjustment to Non-PEO NEO Compensation Footnote
(8)
For fiscal 2025, the “compensation actually paid” to our CEO and the “average compensation actually paid” to our non-CEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal 2025, computed in accordance with Item 402(v) of Regulation S-K.

	CEO ($)	Average Non- CEO NEOs ($)
Total Compensation Reported in 2025 SCT	3,069,459	1,344,893
Less: Grant Date Fair Value of Stock Awards Reported in the 2025 SCT	(2,236,270)	(651,825)
Plus: Year-End Fair Value of Awards Granted in 2025 that are Outstanding and Unvested	3,030,053	496,345
Plus: Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested	1,584,345	287,975
Plus: Vesting Date Fair Value of Awards Granted in 2025 that Vested in 2025	—	109,891
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in 2025	3,934	29,778
Less: Prior Year-End Fair Value of Awards Forfeited in 2025	—	(98,049)
Total Adjustments	2,382,062	174,115
Compensation Actually Paid for Fiscal 2025	5,451,521	1,519,008

(9)
For fiscal year 2024, the “compensation actually paid” to our CEO and the “average compensation actually paid” to our non-CEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K.

	CEO ($)	Average Non- CEO NEOs ($)
Total Compensation Reported in 2024 SCT	4,097,287	1,333,387
Less: Grant Date Fair Value of Stock Awards Reported in the 2024 SCT	(3,264,777)	(860,535)
Plus: Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested	3,755,118	996,258
Plus: Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested	1,275,932	333,477
Plus: Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	—	—
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in 2024	159,437	53,200
Less: Prior Year-End Fair Value of Awards Forfeited in 2024	—	—
Total Adjustments	1,925,710	522,400
Compensation Actually Paid for Fiscal 2024	6,022,997	1,855,787

(10)
For fiscal year 2023, the “compensation actually paid” to our CEO and the “average compensation actually paid” to our non-CEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K.

	CEO ($)	Average Non- CEO NEOs ($)
Total Compensation Reported in 2023 SCT	2,401,993	842,893
Less: Grant Date Fair Value of Stock Awards Reported in the 2023 SCT	(1,565,141)	(327,025)
Plus: Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	1,251,585	271,532
Less: Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested	(108,735)	(8,994)
Plus: Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	—	—
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in 2023	41,141	12,179
Less: Prior Year-End Fair Value of Awards Forfeited in 2023	—	(7,378)
Total Adjustments	(381,150)	(59,686)
Compensation Actually Paid for Fiscal 2023	2,020,843	783,207

(11)
For fiscal year 2022, the “compensation actually paid” to our CEO and the “average compensation actually paid” to our non-CEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation S-K.

	CEO ($)	Average Non- CEO NEOs ($)
Total Compensation Reported in 2022 SCT	3,459,103	1,147,962
Less: Grant Date Fair Value of Stock Awards Reported in the 2022 SCT	(2,629,879)	(686,816)
Plus: Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	693,354	198,264
Less: Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested	(1,272,727)	(337,568)
Plus: Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	—
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in 2022	29,127	7,292
Less: Prior Year-End Fair Value of Awards Forfeited in 2022	—	—
Total Adjustments	(3,180,125)	(818,828)
Compensation Actually Paid for Fiscal 2022	278,978	329,134

Compensation Actually Paid vs. Total Shareholder Return
(1)	Cumulative TSR is calculated based on the value of an initial fixed investment of $100 on June 30, 2021.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
(1)	Cumulative TSR is calculated based on the value of an initial fixed investment of $100 on June 30, 2021.

Tabular List, Table
Tabular List of Company Performance Measures
The following table lists the performance measures that we believe represent the most important performance measures used to link compensation actually paid to our CEO and non-CEOs for fiscal 2025 to our performance:

Adjusted Operating Income
Relative Total Shareholder Return
Safety Performance (including Total Recordable Incident Rate)

Total Shareholder Return Amount	$ 128.67	94.57	56.1	48.19
Peer Group Total Shareholder Return Amount	285.23	197.52	151.54	102.74
Net Income (Loss)	$ (29,462,000)	$ (24,976,000)	$ (52,361,000)	$ (63,900,000)
Company Selected Measure Amount	(31,442,000)	(29,562,000)	(37,335,000)	(68,894,000)
PEO Name	Mr. Hewitt	Mr. Hewitt	Mr. Hewitt	Mr. Hewitt
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Non-GAAP Measure Description
(7)
Adjusted operating income is the performance measure from the tabular list of most important measures shown on page 50, which, in our assessment, represents for fiscal 2025 the most important performance measure used to link compensation actually paid to our CEO and non-CEO NEOs to our performance. Adjusted operating income is defined in “Compensation Discussion & Analysis” - “Key Elements of Executive Compensation” - Annual/Short-Term Incentive Compensation” and is a non-GAAP financial measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Safety Performance (including Total Recordable Incident Rate)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,382,062	$ 1,925,710	$ (381,150)	$ (3,180,125)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,236,270)	(3,264,777)	(1,565,141)	(2,629,879)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,030,053	3,755,118	1,251,585	693,354
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,584,345	1,275,932	(108,735)	(1,272,727)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,934	159,437	41,141	29,127
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	174,115	522,400	(59,686)	(818,828)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(651,825)	(860,535)	(327,025)	(686,816)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	496,345	996,258	271,532	198,264
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	287,975	333,477	(8,994)	(337,568)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,891	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,778	53,200	12,179	7,292
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (98,049)	$ 0	$ (7,378)	$ 0